Annual Total Returns - Class I Shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Virtus Stone Harbor Emerging Markets Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.58%	9.71%	(11.76%)	1.95%	7.75%	13.93%	(4.69%)	9.28%	10.46%	0.17%
Virtus Stone Harbor Emerging Markets Debt Income Fund
Prospectus [Line Items]
Annual Return [Percent]	8.90%	14.82%	(19.71%)	(2.51%)	7.05%	15.20%	(8.49%)	11.56%	14.13%	(0.90%)
Virtus Stone Harbor Local Markets Fund
Prospectus [Line Items]
Annual Return [Percent]	(5.84%)	12.02%	(11.67%)	(8.23%)	1.87%	13.08%	(9.84%)	15.36%	8.95%	(15.19%)